CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash Flows from Operating Activities:
Net (loss)/income		$ 160,795	¥ 1,116,398	¥ 275,339	¥ (27,708)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Depreciation and amortization		1,528	10,609	3,635	1,140
Disposal of property, equipment and software		5	34
Interest income				(846)
Fair value adjustments related to Consolidated ABFE		2,842	19,735	11,333
Share-based compensation		2,480	17,223
Changes in operating assets and liabilities
Accounts receivable		7,837	54,412	78,120	(142,486)
Change in Consolidated ABFE related asset/liability		568	3,941	7,315
Prepaid expenses and other assets		(31,692)	(220,040)	(44,512)	(191,933)
Amounts due from/to related parties		13,417	93,152	(49,171)	(35,610)
Accrued expenses and other liabilities		42,895	297,817	87,611	169,556
Accounts payable		1,324	9,192	4,499
Liabilities from quality assurance program		133,180	924,668	546,332
Deferred tax assets		(37,526)	(260,540)	(175,862)
Deferred revenue		6,745	46,834	117,484
Net cash (used in)/ provided by operating activities		304,398	2,113,435	861,277	(227,041)
Cash Flows from Investing Activities:
Purchase of property, equipment and software		(4,317)	(29,973)	(16,397)	(3,577)
Disposal of property, equipment and software		2	11
Purchase of held-to-maturity investments		(34,411)	(238,917)	(110,000)
Redemption of held-to-maturity investments		24,485	170,000	80,817
Purchase of available-for-sale investments		(178,381)	(1,238,500)
Redemption of available-for-sale investments		11,594	80,500
Investment in loans at fair value		(43,203)	(299,956)	(247,434)
Principal payment of loans at fair value		19,469	135,172	10,425
Net cash used in investing activities		(204,762)	(1,421,663)	(282,589)	(3,577)
Cash Flows from Financing Activities:
Cash contribution from owner				62	231,996
Initial contribution received by the trusts		38,888	270,000	250,000
Principal Payments to the Fund		(36,007)	(250,000)
Proceeds from issuances of Asset Backed Special Plan		29,166	202,500
Principal Payments on Asset Backed Special Plan		(9,417)	(65,378)
Proceeds from initial public offering, net of offering cost				441,600
Proceeds from concurrent private placement, net of offering cost				58,256
Payments of initial public offering cost		(3,143)	(21,824)
Net cash provided by financing activities		19,487	135,298	749,918	231,996
Effect of foreign exchange rate changes		4,228	29,356	101
Net increase in cash, cash equivalents and restricted cash		123,351	856,426	1,328,707	1,378
Cash, cash equivalents and restricted cash, beginning of year		191,572	1,330,085	1,378
Cash, cash equivalents and restricted cash, end of year		314,923	2,186,511	1,330,085	1,378
Supplemental disclosures of cash flow information:
Income taxes paid, net		9,490	65,890	98,941
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents						$ 139,453	¥ 968,225	¥ 846,120
Restricted cash	[1]					175,470	1,218,286	483,965
Total cash, cash equivalents, and restricted cash		$ 191,572	¥ 1,330,085	¥ 1,378	¥ 1,378	$ 314,923	¥ 2,186,511	¥ 1,330,085

[1]	The Company consolidated Huijin No. 28 Single Capital Trust E1, Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan, CreditEase Wealth Consumer Credit Investment Fund and Huijin No. 28 Single Capital Trust E2 as a whole, which are named “Assets Backed Financing Entities” or the “ABFE”, see Note 2.